SHARE-BASED COMPENSATION (Details) - Schedule of share-based compensation expense Restricted Stock Unit (RSUs) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED COMPENSATION (Details) - Schedule of share-based compensation expense Restricted Stock Unit (RSUs) [Line Items]
Shared Based Compensation Expense	$ 3,323	$ 297	$ 4,873	$ 713	$ 1,652	$ 1,522
Stock Options [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of share-based compensation expense Restricted Stock Unit (RSUs) [Line Items]
Shared Based Compensation Expense	365	297	721	713
Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of share-based compensation expense Restricted Stock Unit (RSUs) [Line Items]
Shared Based Compensation Expense	$ 2,958		$ 4,152		$ 286